Segmented Information (Tables)	6 Months Ended
Jun. 30, 2022
Segmented Information
Schedule of information about the assets, liabilities and profit or loss from each segment

	As at June 30, 2022
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$37,990,837	$4,297,366	$1,194,078	$43,482,281
Reportable segment liabilities	6,494,334	379,982	1,967,505	8,841,821

	As at December 31, 2021
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$4,127,138	$3,716,771	$205,797	$8,043,909
Reportable segment liabilities	3,020,730	323,129	6,899,644	10,243,143

	For the six months ended June 30, 2022
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$57,516	$15,580	$—	$73,096
Intersegment revenues	—	—	—	—
Other income (expense)	12,760,356	(6,600)	(646,494)	12,107,262
Finance income	—	747	—	747
Finance expense	(23,177)	(52)	(13,377)	(36,606)
Depreciation and amortization	1,511,138	—	—	1,511,138
Discontinued operations	(3,747,034)	—	—	(3,747,034)
Reportable segment income (loss)	5,744,346	(6,867,849)	(1,470,241)	(2,593,744)

	For the six months ended June 30, 2021
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$—	$3,935	$—	$3,935
Intersegment revenues	—	—	—	—
Other expense	—	(914)	—	(914)
Finance income	—	—	—	—
Finance expense	—	—	—	—
Depreciation and amortization	—	—	—	—
Discontinued operations	(1,525,935)	—	—	(1,525,935)
Reportable segment loss	(1,525,935)	(146,417)	—	(1,672,352)

Schedule of reconciliations of each reportable segment's revenues, profit or loss, assets and liabilities

	For the six months ended June 30, 2022
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$57,516	$15,580	$—	$73,096
Elimination of inter segment revenue	—	—	—	—
Total revenue	$57,516	$15,580	$—	$73,096

	For the six months ended June 30, 2021
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$—	$3,935	$—	$3,935
Elimination of inter segment revenue	—	—	—	—
Total revenue	$—	$3,935	$—	$3,935

	For the six months ended June 30, 2022
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$9,491,380	$(6,867,849)	$(1,470,241)	$1,153,290
Elimination of inter segment profit or loss	—	—	—	—
Income (Loss) before income tax expense	$9,491,380	$(6,867,849)	$(1,470,241)	$1,153,290

	For the six months ended June 30, 2021
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$—	$(146,417)	$—	$(146,417)
Elimination of inter segment profit or loss	—	—	—	—
Loss before income tax expense	$—	$(146,417)	$—	$(146,417)

	As at June 30, 2022
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$37,990,837	$23,428,366	$14,323,290	$75,742,493
Elimination of inter segment assets	—	(19,131,000)	(13,129,212)	(32,260,212)
Segment assets	$37,990,837	$4,297,366	$1,194,078	$43,482,281

	As at December 31, 2021
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$4,048,831	$4,082,801	$26,031,644	$34,163,276
Elimination of inter segment assets	—	(366,030)	(25,825,848)	(26,191,878)
Segment assets	$4,048,831	$3,716,771	$205,796	$7,971,398

	As at June 30, 2022
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$15,419,213	$31,390,180	$(31,094,865)	$15,714,528
Elimination of inter segment liabilities	(8,924,879)	(31,010,198)	33,062,370	(6,872,699)
Entity’s liabilities	$6,494,334	$379,982	$1,967,505	$8,841,829

	As at December 31, 2021
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$10,602,945	$5,437,189	$6,899,644	$22,939,778
Elimination of inter segment liabilities	(7,582,575)	(5,114,060)	—	(12,696,635)
Entity’s liabilities	$3,020,370	$323,129	$6,899,644	$10,243,143